Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement.
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,113,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $9,170,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the Initial Public Offering held in the Trust Account.

The Private Placement Warrants will be non-redeemable in certain circumstances so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants may also be exercised by the Sponsor and its permitted transferees for cash or on a cashless basis. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants being sold as part of the Units in the Initial Public Offering, including as to exercise price, exercisability and exercise period. The fair value of Private Placement Warrants on the issuance date was $8,424,173.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,113,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $9,170,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the Initial Public Offering held in the Trust Account.

The Private Placement Warrants will be non-redeemable in certain circumstances so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants may also be exercised by the Sponsor and its permitted transferees for cash or on a cashless basis. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants being sold as part of the Units in the Initial Public Offering, including as to exercise price, exercisability and exercise period. The fair value of Private Placement Warrants on the issuance date was $8,424,173.